Related Parties	3 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 9 – RELATED PARTIES

Balances with related parties:

As of December 31, 2021

Prepaid expenses and other assets	34
Other current liabilities	225
Loans from related parties (*)	5,715

(*)	see Note 6

See also Note 11 below.